Net Loss Per Share (Details) - Schedule of outstanding shares of potentially dilutive securities - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	46,279,440	138,373,945
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	25,420,425	30,361,405
Restricted stock units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	16,716,383
Series C warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	476,636
Common stock warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,665,996	1,063,214
Redeemable convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		106,949,326